Note 12 - Investments in Associates - Schedule of Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Exploration and evaluation	$ 5,512	$ 9,311	$ 9,217
General and administration	461	384	398
Total transactions for the year	10,377	14,846	15,373
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Exploration and evaluation	1,208	1,907	1,642
Universal Mineral Services (UMS) [member] | Total for all associates [member]
Statement Line Items [Line Items]
Exploration and evaluation	233	872	590
General and administration	307	714	841
Total transactions for the year	$ 540	$ 1,586	$ 1,431